Unaudited Consolidated Statements of (Loss) Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Total revenues	$ 115,890	$ 170,240	$ 382,059	$ 758,632
Voyage expenses	(78,335)	(57,777)	(219,153)	(238,576)
Vessel operating expenses (notes 13b and 13c)	(39,103)	(46,336)	(125,280)	(143,203)
Time-charter hire expenses	(2,870)	(9,070)	(8,638)	(28,245)
Depreciation and amortization	(25,837)	(29,992)	(79,416)	(89,170)
General and administrative expenses (note 13b)	(10,542)	(9,887)	(34,245)	(28,957)
Write-down and loss on sale of assets (note15)	(697)	(44,973)	(88,098)	(45,164)
Restructuring Charges	0	(1,398)	0	(1,398)
(Loss) income from operations	(41,494)	(29,193)	(172,771)	183,919
Interest expense	(8,583)	(12,553)	(27,950)	(41,180)
Interest income	29	337	88	1,160
Realized and unrealized loss on derivative instruments (note 8)	(227)	(414)	(36)	(1,830)
Equity (loss) income	(873)	46	(2,061)	5,174
Other (expense) income (note 9)	(1,581)	(470)	(2,056)	1,613
Net (loss) income before income tax	(52,729)	(42,247)	(204,786)	148,856
Income tax recovery (expense) (note 10)	674	(2,187)	2,222	11,747
Net (loss) income	$ (52,055)	$ (44,434)	$ (202,564)	$ 160,603
Per common share amounts (note 14)
- Basic (loss) earnings per share	$ (1.54)	$ (1.32)	$ (5.98)	$ 4.76
- Diluted (loss) earnings per share	$ (1.54)	$ (1.32)	$ (5.98)	$ 4.73
Weighted-average number of Class A and Class B common stock outstanding (note 14)
- Basic	33,898,299	33,738,143	33,846,115	33,712,124
- Diluted	33,898,299	33,738,143	33,846,115	33,942,191
Voyage charter revenues
Total revenues	$ 107,079	$ 125,819	$ 333,278	$ 651,223
Time-charter [Member]
Total revenues	6,097	42,180	41,447	92,733
Other revenues
Total revenues	$ 2,714	$ 2,241	$ 7,334	$ 14,676